Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Line Items]
Schedule of Digital Asset Holdings	Digital asset holdings were comprised of the following:
	December 31,	December 31,
	2025	2024

BTC	$2,187,600	$-
ENA	1,038,700	-
USDT	2,534,100	-
	$5,760,400	$-

BTC [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about BTC for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of BTC	630,300
Purchases of BTC from exchange of USDT	748,200
Purchases of BTC from exchange of ENA	2,632,100
Exchange of BTC into ENA	(115,300)
Exchange loss	(400)
Changes in fair value of BTC	(1,707,300)
$2,187,600

ENA [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about ENA for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of ENA from exchange of USDT	6,149,900
Purchases of ENA from exchange of BTC	115,300
Purchases of ENA from exchange of ETH	172,400
Exchange of ENA into BTC	(2,632,100)
Exchange gain	1,121,100
Changes in fair value of ENA	(3,887,900)
$1,038,700

ETH [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about ETH for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of ETH	98,500
Purchases of ENA from exchange of ETH	(172,400)
Changes in fair value of ETH	73,900
$-

USDT [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about USDT for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of USDT	719,400
Addition of USDT from private placement	8,900,000
Purchase of USDT from exchange of USDe	500,000
Exchange of USDT into BTC	(748,200)
Exchange of USDT into ENA	(6,149,900)
Exchange of USDT into USDe	(500,000)
Exchange of USDT into USDC	(100)
Payment of operating expenses	(187,100)
$2,534,100

USDTe [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about USDe for the year ended December 31, 2025:

For the year ended December 31,
2025
Opening balance	$-
Purchases of USDe from exchange of USDT	500,000
Exchange of USDe into USDT	(500,000)
$-